Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated OCI
The table below presents the changes in accumulated OCI after-tax for 2012, 2013 and 2014.

(Dollars in millions)	Available-for- Sale Debt Securities	Available-for- Sale Marketable Equity Securities	Derivatives	Employee Benefit Plans	Foreign Currency (1)	Total
Balance, December 31, 2011	$3,100	$3	$(3,785)	$(4,391)	$(364)	$(5,437)
Net change	1,343	459	916	(65)	(13)	2,640
Balance, December 31, 2012	$4,443	$462	$(2,869)	$(4,456)	$(377)	$(2,797)
Net change	(7,700)	(466)	592	2,049	(135)	(5,660)
Balance, December 31, 2013	$(3,257)	$(4)	$(2,277)	$(2,407)	$(512)	$(8,457)
Net change	4,600	21	616	(943)	(157)	4,137
Balance, December 31, 2014	$1,343	$17	$(1,661)	$(3,350)	$(669)	$(4,320)

(1)	The net change in fair value represents the impact of changes in spot foreign exchange rates on the Corporation’s net investment in non-U.S. operations, and related hedges.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The table below presents the net change in fair value recorded in accumulated OCI, net realized gains and losses reclassified into earnings and other changes for each component of OCI before- and after-tax for 2014, 2013 and 2012.

Changes in OCI Components Before- and After-tax

	2014			2013			2012
(Dollars in millions)	Before-tax	Tax effect	After-tax	Before-tax	Tax effect	After-tax	Before-tax	Tax effect	After-tax
Available-for-sale debt securities:
Net increase (decrease) in fair value	$8,698	$(3,268)	$5,430	$(10,989)	$4,077	$(6,912)	$3,676	$(1,319)	$2,357
Net realized gains reclassified into earnings	(1,338)	508	(830)	(1,251)	463	(788)	(1,609)	595	(1,014)
Net change	7,360	(2,760)	4,600	(12,240)	4,540	(7,700)	2,067	(724)	1,343
Available-for-sale marketable equity securities:
Net increase in fair value	34	(13)	21	32	(12)	20	748	(277)	471
Net realized gains reclassified into earnings	—	—	—	(771)	285	(486)	(19)	7	(12)
Net change	34	(13)	21	(739)	273	(466)	729	(270)	459
Derivatives:
Net increase in fair value	195	(54)	141	156	(51)	105	430	(166)	264
Net realized losses reclassified into earnings	760	(285)	475	773	(286)	487	1,035	(383)	652
Net change	955	(339)	616	929	(337)	592	1,465	(549)	916
Employee benefit plans:
Net increase (decrease) in fair value	(1,629)	614	(1,015)	2,985	(1,128)	1,857	(1,891)	660	(1,231)
Net realized losses reclassified into earnings	55	(23)	32	237	(79)	158	490	(192)	298
Settlements, curtailments and other	(1)	41	40	46	(12)	34	1,378	(510)	868
Net change	(1,575)	632	(943)	3,268	(1,219)	2,049	(23)	(42)	(65)
Foreign currency:
Net increase (decrease) in fair value	714	(879)	(165)	244	(384)	(140)	(226)	233	7
Net realized (gains) losses reclassified into earnings	20	(12)	8	138	(133)	5	(30)	10	(20)
Net change	734	(891)	(157)	382	(517)	(135)	(256)	243	(13)
Total other comprehensive income (loss)	$7,508	$(3,371)	$4,137	$(8,400)	$2,740	$(5,660)	$3,982	$(1,342)	$2,640

Reclassification out of Accumulated Other Comprehensive Income
The table below presents impacts on net income of significant amounts reclassified out of each component of accumulated OCI before- and after-tax for 2014, 2013 and 2012.

Reclassifications Out of Accumulated OCI

(Dollars in millions)
Accumulated OCI Components	Income Statement Line Item Impacted	2014	2013	2012
Available-for-sale debt securities:
	Gains on sales of debt securities	$1,354	$1,271	$1,662
	Other income (loss)	(16)	(20)	(53)
	Income before income taxes	1,338	1,251	1,609
	Income tax expense	508	463	595
	Reclassification to net income	830	788	1,014
Available-for-sale marketable equity securities:
	Equity investment income	—	771	19
	Income before income taxes	—	771	19
	Income tax expense	—	285	7
	Reclassification to net income	—	486	12
Derivatives:
Interest rate contracts	Net interest income	(1,119)	(1,119)	(956)
Commodity contracts	Trading account profits	—	(1)	(1)
Interest rate contracts	Other income	—	18	—
Equity compensation contracts	Personnel	359	329	(78)
	Loss before income taxes	(760)	(773)	(1,035)
	Income tax benefit	(285)	(286)	(383)
	Reclassification to net income	(475)	(487)	(652)
Employee benefit plans:
Prior service cost	Personnel	(5)	(4)	(6)
Transition obligation	Personnel	—	—	(32)
Net actuarial losses	Personnel	(50)	(225)	(443)
Settlements and curtailments	Personnel	—	(8)	(58)
	Loss before income taxes	(55)	(237)	(539)
	Income tax benefit	(23)	(79)	(212)
	Reclassification to net income	(32)	(158)	(327)
Foreign currency:
Insignificant items	Other income (loss)	(20)	(138)	30
	Income (loss) before income taxes	(20)	(138)	30
	Income tax expense (benefit)	(12)	(133)	10
	Reclassification to net income	(8)	(5)	20
Total reclassification adjustments		$315	$624	$67